Cover Page	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	F-1
Entity Registrant Name	ASPEN INSURANCE HOLDINGS LIMITED
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001267395